Inventory (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Inventory [Abstract]
Schedule of inventory
	September 30, 2016	June 30, 2016

Raw materials	$36,701	$26,619
Finished goods	3,652,485	3,652,485
	3,689,186	3,679,104
Less Inventory reserve	(157,365)	(157,365)
Total	$3,531,821	$3,521,739

	June 30, 2016	June 30, 2015

Raw materials	$26,619	$262,393
Work in process	–	–
Finished goods	3,652,485	1,372,239
	3,679,104	1,634,632
Less Inventory reserve	(157,365)	(157,365)
Total	$3,521,739	$1,477,267